Term Borrowings (Schedule Of Annual Principal Repayment Requirements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Term Borrowings [Abstract]
2013	$ 350,161
2014	161
2015	804,161
2016	250,161
2017	161
2018 and after	$ 718,863